Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 15, 2016	Feb. 09, 2015	Jul. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 29, 2016
Personnel cost				$ 158,140	$ 41,991	$ 166,550	$ 236,594
Due to related party				200,333		83,166	59,525
Warrants issued for remaining debt amount				178,572		47,791	36,470
Accounts payable				618,756		663,261	10,980
Accrued expenses				717,547		1,393,521	64,688
Accrued Interest Payable				21,225		14,475
Warrant liability							36,470
Debt instrument face amount						121,523
Chairman Of Board [Member] | Line Letter [Member]
Line of credit current borrowing capacity	$ 540,000					250,000
Line of credit maturity date	Apr. 30, 2017
Trieu [Member] | Line Letter [Member]
Line of credit	$ 250,000			475,064
Line of credit, percentage	5.00%
Debt conversion description	Dr. Trieu has the right, exercisable by delivery of written notice thereof (the “Election Notice”), to either: (i) receive repayment for the entire unpaid principal amount advanced under the Line Letter and the accrued and unpaid interest thereon on the date of the delivery of the Election Notice (the “Outstanding Balance”) or (ii) convert the Outstanding Balance into such number of shares of our common stock as is equal to the quotient obtained by dividing (x) the Outstanding Balance by (y) $0.10 (such price, the “Conversion Price”); provided, that in no event shall the Conversion Price be lower than the lower of (x) $0.28 per share or (y) the lowest exercise price of any securities that have been issued by us in a capital raising transaction (and that would otherwise reduce the exercise price of any other outstanding warrants issued by us) during the period between November 15, 2016 and the date of the delivery of the Election Notice. No capital raising transactions have occurred through the date of this filing with securities at a price lower than $0.28 per share.
IthenaPharma Inc [Member]
Debt instrument maturity date			Jun. 30, 2018
IthenaPharma Inc [Member] | Investor [Member]
Debt instrument face amount			$ 50,000
Debt instrument interest rate			3.00%
Shares issued price per share			$ 1.80
Related Party [Member] | IthenaPharma Inc [Member]
Due to related party	$ 5,375
Investment	479
Accounts payable	71,560
Accrued expenses	11,470
Other liabilities	118,759
Convertible note	50,000
Accrued Interest Payable	567
Contributed capital	257,252
Autotelic [Member]
Billed expenses				$ 213,103	$ 72,231	344,563	332,866
Payment of billed expenses						$ 232,610	$ 278,716
Warrant liability	$ 118,759
Autotelic [Member] | January 1 to March 31, 2015 [Member]
Service provider percentage							100.00%
Issuance of warrants							47,374
Warrants exercise price							$ 2.76
Autotelic [Member] | April 1 To June 30, 2015 [Member]
Service provider percentage							100.00%
Issuance of warrants							40,132
Warrants exercise price							$ 2.76
Autotelic [Member] | July,1 to September 2015 [Member]
Service provider percentage							100.00%
Issuance of warrants							30,214
Warrants exercise price							$ 2.76
Autotelic [Member] | October 1 to December 31, 2015 [Member]
Service provider percentage		100.00%
Issuance of warrants								21,453
Warrants exercise price								$ 2.76
Master Services Agreement [Member]
Ownership interest				10.00%		10.00%
Proceeds from common or preferred stock, gross				$ 10,000,000		$ 10,000,000
Provider services description				After the Equity Financing Date, the Company shall pay Autotelic a cash amount equal to the actual labor cost plus 100% mark up of provided services and 20% mark up of provided services by third party contractors or material used in connection with the performance of the contracts, including but not limited to clinical trial, non-clinical trial, Contract Manufacturing Organizations (“CMO”), U.S. Food & Drug Administration (“FDA”) regulatory process, Contract Research Organizations (“CRO”) and Chemistry and Manufacturing Controls (“CMC”).		After the Equity Financing Date, the Company shall pay Autotelic a cash amount equal to the actual labor cost plus 100% mark up of provided services and 20% mark up of provided services by third party contractors or material used in connection with the performance of the contracts, including but not limited to clinical trial, non-clinical trial, Contract Manufacturing Organizations (“CMO”), U.S. Food & Drug Administration (“FDA”) regulatory process, Contract Research Organizations (“CRO”) and Chemistry and Manufacturing Controls (“CMC”).
Master Services Agreement [Member] | Related Party [Member]
Service provider percentage				20.00%		20.00%